Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,884,607.45
Previously Paid Amount	0.00
Total Fee Amount	674.45
Total Offset Amount	0.00
Net Fee	$ 674.45